Basic and Diluted Net Loss Per Common Share (Details Narrative) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Dilutive securities	1,500,000	1,100,000	1,130,384	135,300